Cash and cash equivalents and Marketable securities	12 Months Ended
Dec. 31, 2019
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Cash and cash equivalents and Marketable securities
7.	Cash and cash equivalents and Marketable securities
7.1. Cash and cash equivalents

	12.31.2019	12.31.2018
Cash at bank and in hand	572	863
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	1,699	1,875
Other investment funds	4	12

	1,703	1,887
- Abroad
Time deposits	7	3,823
Automatic investing accounts and interest checking accounts	4,620	6,708
Other financial investments	470	618

	5,097	11,149
Total short-term financial investments	6,800	13,036

Total cash and cash equivalents	7,372	13,899

Short-term financial investments in Brazil primarily consist of investments in funds holding Brazilian Federal Government Bonds that can be redeemed immediately, as well as reverse repurchase agreements that mature within three months as of the date of their acquisition. Short-term financial investments abroad comprise highly-liquid automatic investment accounts, interest checking accounts and other short-term fixed income instruments.
The principal uses of funds in the year ended December 31, 2019 were for debt service obligations, including pre-payment
of debts and lease payments (US$ 36,981) and acquisition of PP&E and intangibles assets, including the bidding for oil surplus of the Transfer of Rights Agreement (US$ 23,897). These funds were principally provided by operating activities (US$ 25,373), disposal of assets (US$ 10,413), reimbursement on the Transfer of Rights Agreement (US$ 8,361) and proceeds from financing (US$ 7,464).
The Company uses revolving credit facilities, which allowed the reduction in cash and cash equivalents without compromising the Company’s liquidity. For additional information, see note 32.4.
7.1.1. Accounting Policy
Cash and cash equivalents comprise cash in hand, term deposits with banks and short-term highly-liquid financial investments that are readily convertible to known amounts of cash, are subject to insignificant risk of changes in value and have a maturity of three months or less from the date of acquisition.

7.2. Marketable securities

	12.31.2019			12.31.2018
	In Brazil	Abroad	Total	In Brazil	Abroad	Total
Fair value through profit or loss	875	—	875	1,083	—	1,083
Fair value through other comprehensive income	7	—	7	8	—	8
Amortized cost	45	19	64	45	—	45

Total	927	19	946	1,136	—	1,136

Current	875	13	888	1,083	—	1,083
Non-current	52	6	58	53	—	53
Marketable securities classified as fair value through profit or loss refer mainly to investments in Brazilian Federal Government Bonds. These financial investments have maturities of more than three months and are generally classified as current assets due to their maturity or the expectation of their realization in the short term.
7.2.1.
Accounting Policy
Marketable securities are initially measured at fair value and their subsequent measurement depends on their classification:

•
Amortized cost: when the contractual terms of the security give rise on specified dates to cash flows arising from payments of principal and interest on the principal amount outstanding, and the business model’s objective is to hold the security in order to collect contractual cash flows. The interest income is based on the effective interest method.

•
Fair value through other comprehensive income: equity instruments not held for trading purposes for which the Company has made an irrevocable election in their initial recognition to present changes in fair value in other comprehensive income rather than within profit or loss;

•	Fair value through profit or loss: if the marketable security do not meet the criteria for the two aforementioned categories.